Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2013	2012
Net investment hedges
Cross-currency swap contracts	Other liabilities	$22,438	$2,008
Cash flow hedges
Costless collar contracts	Accounts receivable	1,422	2,466
Forward exchange contracts	Accounts receivable	41	1,887
Costless collar contracts	Other accrued liabilities	953	552

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2013	2012	2011
Forward exchange contracts	$(1,821)	$(4,156)	$19,048
Costless collar contracts	502	5,111	(6,624)

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive (loss) in the Consolidated Balance Sheet are as follows:

	2013	2012
Cross-currency swap contracts	$(12,622)	$21,359
Foreign denominated debt	4,743	22,039